Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value on a recurring basis
	Level	March 31, 2023	December 31, 2022
Description
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$—	$—

Liabilities:
Derivative Warrant Liability – Private Warrant	3	$11,568	$10,643

	Level	December 31, 2022	December 31, 2021
Description
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$—	$47,387,687

Liabilities:
Derivative Warrant Liability – Private Warrant	3	$10,643	$180,479

Schedule of level 3 fair value measurements inputs
	March 31, 2023	December 31, 2022
Volatility	3.23%	3.40%
Share price	10.98	10.72
Expected life of the warrants to convert	5.31	5.23
Risk free rate	3.64%	4.04%
Dividend yield	0.00%	0.00%

	December 31, 2022	December 31, 2021
Volatility	3.40%	10.50%
Share price	10.72	10.20
Expected life of the warrants to convert	5.23	5.56
Risk free rate	4.04%	1.37%
Dividend yield	0.00%	0.00%

Schedule of fair value of the derivative warrant liabilities
Derivative Warrant Liabilities as of December 31, 2021	$180,479
Change in fair value of derivative warrant liabilities	(5,041)
Derivative Warrant Liabilities as of March 31, 2022	$175,438

Derivative Warrant Liabilities as of December 31, 2022	$10,643
Change in fair value of derivative warrant liabilities	925
Derivative Warrant Liabilities as of March 31, 2023	$11,568

Derivative Warrant Liabilities as of December 31, 2020	$247,634
Change in fair value of derivative warrant liabilities	(67,155)
Derivative Warrant Liabilities as of December 31, 2021	$180,479

Derivative Warrant Liabilities as of December 31, 2021	$180,479
Change in fair value of derivative warrant liabilities	(169,836)
Derivative Warrant Liabilities as of December 31, 2022	$10,643